13. RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Related Party Transactions Disclosure [Text Block]
9. Related Party Transactions

On December 29, 2011 the Company entered into an Assignment Agreement (“Assignment”) with Syzygy whereupon the Company acquired all technology and intellectual property covered by the License and Royalty Agreement (“License”) dated September 27, 2010 previously executed by the parties. The Assignment terminated the License and all future royalty obligations. Pending patent applications comprising part of the intellectual property were assigned to the Company. Syzygy is owned by the Company’s two executive officers who are both also significant stockholders. Elwood G. Norris, CEO and President, owns 65% and James A. Barnes, Chief Financial Officer, Treasurer and Secretary, owns 35% of Syzygy and serves as managing member.

In consideration for the Assignment the Company issued 1,500,000 shares of common stock to Syzygy (valued at $975,000) and agreed to pay $250,000 by June 30, 2012. The Company valued the technology in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 350-30-30, Intangible - Goodwill and Other - General Intangibles Other than Goodwill - Initial Measurement, and ASC 805-50-30, Business Combinations – Related Issues – Initial Measurement, which require that intangible assets acquired through a transaction that is not a business combination shall be measured based on the cash consideration paid plus either the fair value of the non-cash consideration given or the fair value of the assets acquired, whichever is more clearly evident. As the Company has only recently begun selling products based on the acquired technology and intellectual property, management determined that the fair value of the common stock issued was more clearly evident, and accordingly, recorded the acquired intangible assets at the aggregate amount of $1,225,000. The Company incurred $3,194 of royalties for the three months ended December 31, 2011 prior to termination of the License and owed Syzygy an aggregate of $7,028 in royalties included in accounts payable.

On December 29, 2011 the Company appointed Kenneth F. Potashner as a director and engaged him as a consultant and advisor. He has agreed in principle to become the Company’s full-time Executive Chairman at a future date to be agreed between Mr. Potashner and the Company’s Board of Directors but expected to be before March 15, 2012. The consultancy, unless amended or extended, will terminate on the earlier of March 15, 2012 or his formal appointment as Executive Chairman. Mr. Potashner was granted a stock option, pursuant to the 2012 Plan, to purchase 2,050,000 shares of the Company’s common stock with an exercise price of $0.65 per share. The option has a five-year term with 10% of the options vesting on the grant date, and the balance becoming exercisable quarterly commencing March 31, 2012 over eight quarters. Other than the grant of stock options Mr. Potashner will not receive any cash remuneration for his consulting and advisory services. Mr. Potashner was also granted an additional five-year option on 50,000 shares of common stock with an exercise price of $0.65 per share vesting quarterly commencing December 31, 2011 for his role as a director of the Company.

See Notes 4, 5 and 7 for additional related party transactions and information.

13. RELATED PARTY TRANSACTIONS

The financial statements have been prepared on a stand-alone basis and results through September 27, 2010 were derived from the consolidated financial statements and accounting records of LRAD Corporation.

Allocation of Expenses

For the period ended September 30, 2010, the Company’s operations were fully integrated with LRAD Corporation, including, but not limited to, general corporate expenses related to finance, legal, information technology, human resources, employee benefits and incentives. These expenses were allocated to the Company on the basis of direct usage when identifiable, with the remainder allocated on the basis of revenue or other measure. During the fiscal years ended September 30, 2010, the Company was allocated $215,667 of general corporate expenses incurred by LRAD Corporation included within selling, general and administrative expenses in the statements of operations. During the fiscal year ended September 30, 2010, the Company was allocated $62,798 of research and development expenses incurred by LRAD Corporation included within research and development expenses in the statements of operations. During the fiscal years ended September 30, 2010, the Company was allocated $56,462 of manufacturing overhead expenses for warehousing, materials management and production management, included within cost of sales. Operating expenses for the year ended September 30, 2011, reflect the costs associated with being an independent publicly traded company.

Other Related Party Transactions

See Notes 2, 5, 6, 7, 9 and 11 for additional related party transactions and information.